TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	$ 5,492	$ 5,593
Allowances for doubtful accounts and accruals for employee benefits	111	103
Intangible assets	67	81
Depreciation, accruals for interest and other	808	746
Deferred tax asset before valuation allowance	6,478	6,523
Goodwill and deferred tax	(989)	(834)
Valuation allowance	(5,323)	(6,369)
Deferred tax liability, net	$ (166)	$ (680)